Share-based payments - Employee Share Plan (Details) - Employee Share Plan (ESP)	12 Months Ended
	Sep. 30, 2021 AUD ($) EquityInstruments employee $ / shares shares	Sep. 30, 2020 AUD ($) EquityInstruments employee $ / shares shares
Share-based payments
Number of participants | employee	27,078	25,725
Average number of shares allocated per participant | shares	52	38
Total number of shares allocated | EquityInstruments	1,408,056	977,550
Market price per share | $ / shares	$ 19.20	$ 26.20
Total fair value	$ 27,034,675	$ 25,611,810
Other employee benefits	$ 28,000,000	$ 28,000,000